Other accruals and liabilities - Additional information (Details) - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Accruals And Liabilities [Line Items]
Employee's profit share on annual taxable income	8.00%
Number of days of work [Member]
Disclosure Of Other Accruals And Liabilities [Line Items]
Percentage of distribution	50.00%
Annual salary levels [Member]
Disclosure Of Other Accruals And Liabilities [Line Items]
Percentage of distribution	50.00%